                       KEYSTONE GLOBAL OPPORTUNITIES FUND

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 1997


  Shares                                                    Value
-----------                                            ---------------

COMMON STOCKS (92.7%)
ARGENTINA (0.4%)
Oil / Energy (0.2%)
   104,702     Perez Compancia S.A.                    $       844,067
                                                       ---------------
               Telecommunication Services
               & Equipment (0.2%)
    29,910     Telecom Argentina S.A., Class B,
                    ADR                                        910,386
                                                       ---------------

               TOTAL ARGENTINA                               1,754,453
                                                       ===============
               AUSTRALIA (0.3%)
               Finance & Insurance (0.2%)
    39,500     QBE Insurance Group Ltd.                        249,215
   303,700     Tyndall Australia Ltd.                          584,248
                                                       ---------------

                                                               833,463
                                                       ---------------

               Healthcare Products &
               Services (0.1%)
   350,441     Sonic Healthcare Ltd.                           463,013
                                                       ---------------

               TOTAL AUSTRALIA                               1,296,476
                                                       ===============

               AUSTRIA (0.3%)
               Other (0.3%)
    40,470     Julius Meinl International                    1,252,941
                                                       ---------------

               BRAZIL (1.3%)
               Food & Beverage Products (0.7%)
    67,912     Panamerican Beverages, Inc., ADR              2,652,812
                                                       ---------------

               Metals & Mining (0.3%)
    46,000     Vale do Rio Doce Navegacao S.A.               1,124,860
                                                       ---------------

               Natural Gas (0.3%)
 5,062,800     Petroleo Brasileiro S.A.                      1,441,827
                                                       ---------------
               Telecommunication Services
               & Equipment (0.0%)
    48,084     Compania Riograndense deTelecommunica            60,569
   877,079     Telecomunicacoes de Rio de Janiero SA           120,007
                                                       ---------------

                                                               180,576
                                                       ---------------

               TOTAL BRAZIL                                  5,400,075
                                                       ===============

               CHINA (0.2%)
               Automotive Equipment &
               Manufacturing (0.1%)
   800,000     Qingling Motors Co. Ltd.                        506,591
                                                       ---------------

               Electrical Equipment &
               Services (0.1%)
   237,700     Heilongjiang Electric Power Co.
                   Ltd.                                        213,930
                                                       ---------------

               TOTAL CHINA                                     720,521
                                                       ===============

               FRANCE (3.3%)
               Advertising & Related
               Services (0.2%)
    11,500     Dauphin O.T.A.                                  798,631
                                                       ---------------

               Automotive Equipment &
               Manufacturing (0.3%)
    14,111     Sylea                                         1,343,871
                                                       ---------------

               Healthcare Products &
               Services (0.0%)
     1,000     Ile de France Pharmaceutique                    207,327
                                                       ---------------

               Information Services &
               Technology (0.2%)
     5,700 *   Axime                                           616,824
                                                       ---------------

               Machinery - Diversified
               (1.5%)
     8,475     GFI Industries                                1,698,528
    15,460     Norbert Destressangle                         1,980,498
    19,400     Societe Technip                               2,465,610
                                                       ---------------

                       KEYSTONE GLOBAL OPPORTUNITIES FUND

                               SEPTEMBER 30, 1997

  Shares                                                    Value
-----------                                            ---------------

                                                             6,144,636
                                                      ----------------
               Other (0.9%)
    14,469     Grandoptical Photo                            2,633,986
     3,937     Le Carbone Lorraine                           1,128,147
                                                       ---------------

                                                             3,762,133
                                                       ---------------
               Textile & Apparel (0.1%)
     2,900     Deveaux S.A.                                    313,334
                                                       ---------------

               Transportation (0.1%)
     6,730     Faiveley S.A.                                   256,375
                                                       ---------------

               TOTAL FRANCE                                 13,443,131
                                                       ===============

               GERMANY (1.9%)
               Automotive Equipment &
               Manufacturing (0.6%)
   215,000     SAI Automotive AG                             2,433,572
                                                       ---------------

               Electrical Equipment &
               Services (0.1%)
    19,600 *   Leica Camera AG                                 482,527
                                                       ---------------

               Healthcare Products &
               Services (0.3%)
    36,250     Biotest AG                                    1,220,677
                                                       ---------------

               Other (0.9%)
   111,150     Boewe Systec AG                               3,648,490
                                                       ---------------

               TOTAL GERMANY                                 7,785,266
                                                       ===============

               HONG KONG (0.5%)
               Electrical Equipment &
               Services (0.0%)
    88,000     VTech Holdings Ltd.                             169,450
                                                       ---------------

               Finance & Insurance (0.4%)
   460,000     Cosco Pacific Ltd.                              817,394
   524,000     Li & Fung Ltd.                                  612,846
                                                       ---------------

                                                             1,430,240
                                                       ---------------

               Retailing & Wholesale (0.1%)
    80,000     Dickson Concepts International,
               Ltd.                                            298,268
    68,000     Wing On Company International Ltd.               74,257
                                                       ---------------

                                                               372,525
                                                       ---------------

               TOTAL HONG KONG                               1,972,215
                                                       ===============

               INDONESIA (0.0%)
               Finance & Insurance (0.0%)
       167     PT Bank Dagang Nasional Indonesia .                  33
                                                       ---------------

               IRELAND (0.6%)
               Diversified Companies (0.6%)
   380,247     DCC PLC                                       2,381,632
                                                       ---------------

               ITALY (0.9%)
               Automotive Equipment &
               Manufacturing (0.3%)
   107,500     Brembo SPA                                    1,108,536
                                                       ---------------

               Finance & Insurance (0.5%)
   131,300     Mediolanum SPA                                2,129,827
                                                       ---------------

               Industrial Specialty Products
               & Services (0.1%)
   171,000     Interpump Group SPA                             500,275
                                                       ---------------

               TOTAL ITALY                                   3,738,638
                                                       ===============

               JAPAN (5.2%)
               Automotive Equipment &
               Manufacturing (0.5%)
   308,000     Koito Manufacturing Co. Ltd.                  1,978,122
                                                       ---------------

               Chemical & Agricultural
               Products (0.4%)
   229,000     Sumitomo Bakelite                             1,624,463
                                                       ---------------

                       KEYSTONE GLOBAL OPPORTUNITIES FUND

                               SEPTEMBER 30, 1997

  Shares                                                    Value
-----------                                            ---------------

               Consumer Products &
               Services (0.4%)
   165,000     Toshiba Ceramics                              1,640,839
                                                       ---------------

               Electrical Equipment &
               Services (0.2%)
   111,000     Hitachi Cable, Ltd.                             746,010
                                                       ---------------

               Food & Beverage Products
               (0.3%)
   177,000     Albis Company, Ltd.                             689,401
    48,000     Ohsho Food Service Corp.                        537,002
                                                       ---------------

                                                             1,226,403
                                                       ---------------

               Healthcare Products &
               Services (0.1%)
    56,000     Sanyo Chemical Industries                       413,491
                                                       ---------------

               Information Services &
               Technology (0.5%)
   101,000     Aucnet, Inc.                                  2,176,183
                                                       ---------------

               Metals & Mining (0.6%)
   128,000     Sumitomo Sitix                                2,471,534
                                                       ---------------

               Manufacturing - Distributing
               (1.1%)
    51,000     Daiwa Industries, Ltd.                          328,391
    49,000     Fuji Machine Manufacturing Co.                1,778,570
   118,020     Nitto Kohki Co.                               2,200,588
                                                       ---------------

                                                             4,307,549
                                                       ---------------

               Retailing & Wholesale (1.1%)
    46,100     Aderans Co., Ltd.                             1,230,149
    26,500     Familymart Co., Ltd.                          1,159,526
    71,600     Ministop Co., Ltd.                            1,934,333
                                                       ---------------

                                                             4,324,008
                                                       ---------------

               TOTAL JAPAN                                  20,908,602
                                                       ===============

               MEXICO (2.9%)

               Banks (0.4%)
   445,200     Grupo Finance Banamex Accival SA de
               CV, Series B                                  1,403,784
                                                       ---------------

               Building, Construction &
               Furnishings (0.8%)
   280,000     Cemex SA de CV                                1,679,279
   245,000 *   Corp. Geo SA de CV                            1,545,045
                                                       ---------------

                                                             3,224,324
                                                       ---------------

               Finance & Insurance (0.4%)
    33,800     Desc SA de CV, ADR                            1,411,150
                                                       ---------------

               Food & Beverage Products
               (0.9%)
   266,600     Fomento Economico Mexicano                    2,298,867
 1,032,000     Grupo Industrial Maseca, Class B              1,245,838
                                                       ---------------

                                                             3,544,705
                                                       ---------------

               Healthcare Products &
               Services (0.1%)
   254,100 *   Grupo Casa Autrey SA de CV                      578,838
                                                       ---------------

               Manufacturing - Distributing
               (0.3%)
 1,442,000 *   Empaques Ponderosa SA                         1,299,099
                                                       ---------------

               TOTAL MEXICO                                 11,461,900
                                                       ===============

               NETHERLANDS (2.1%)
               Engineering (1.1%)
   132,612     Fugro N.V.                                    4,630,726
                                                       ---------------

               Manufacturing - Distributing
               (0.6%)
    70,600     Koninklijke Ahrend Groep NV                   2,429,834
                                                       ---------------

               Retailing & Wholesale (0.4%)
    29,208     Ceteco Holding N.V.                           1,533,556
                                                       ---------------

               TOTAL NETHERLANDS                             8,594,116
                                                       ===============

                       KEYSTONE GLOBAL OPPORTUNITIES FUND

                               SEPTEMBER 30, 1997

  Shares                                                    Value
-----------                                            ---------------

               NORWAY (0.2%)
               Business Equipment &
               Services (0.1%)
    22,100 *   Tandberg ASA                                    282,983
                                                       ---------------

               Telecommunication Services
               & Equipment (0.1%)
    43,063 *   Tandberg Television ASA                         345,386
                                                       ---------------

               TOTAL NORWAY                                    628,369
                                                       ===============

               PERU (0.2%)
               Finance & Insurance (0.1%)
    14,592     Credicorp Holdings Ltd.                         277,248
                                                       ---------------

               Machinery - Diversified (0.1%)
    20,214     Ferreyros SA **                                 439,655
                                                       ---------------

               TOTAL PERU                                      716,903
                                                       ===============

               PORTUGAL (0.4%)
               Telecommunication Services & Equipment (0.4%)
    19,400 *   Telecel Comunicacaoes Pessoais SA             1,574,080
                                                       ---------------

               SOUTH AFRICA (0.1%)
               Finance & Insurance (0.1%)
     8,775     Liberty Life Association of Africa,
               Ltd.                                            256,067
                                                       ---------------

               SPAIN (0.5%)
               Food & Beverage Products (0.5%)
     4,880     Campofrio Alimentacion SA                       223,289
    24,150 *   Telepizza                                     1,682,589
                                                       ---------------

                                                             1,905,878
                                                       ---------------

               Leisure & Tourism (0.0%)
     4,900     Sol Melia SA                                    189,737
                                                       ---------------

               TOTAL SPAIN                                   2,095,615
                                                       ===============

               SWEDEN (1.3%)
               Healthcare Products &
               Services (0.7%)
   151,400     Getinge Industrier AB                         2,843,427
                                                       ---------------

               Retailing & Wholesale (0.6%)
    76,200     Lindex AB                                     2,179,295
                                                       ---------------

               TOTAL SWEDEN                                  5,022,722
                                                       ===============

               SWITZERLAND (3.1%)
               Advertising & Related
               Services (0.1%)
     1,525     Societe Generale D'Affichage                    559,921
                                                       ---------------

               Business Equipment &
               Services (0.1%)
     1,350     Danzas Holding AG                               288,212
                                                       ---------------

               Diversified Companies (0.2%)
     4,000     Valora Holding AG                               851,210
                                                       ---------------

               Electrical Equipment &
               Services (0.6%)
     4,225     Phoenix Mecano AG                             2,289,123
                                                       ---------------

               Food & Beverage Products
               (0.5%)
     1,150     Lindt & Spruengli AG                          1,996,528
                                                       ---------------

               Leisure & Tourism (1.0%)
     1,000     Kuoni Reisen AG                               3,981,023
                                                       ---------------

               Retailing & Wholesale (0.6%)
    18,000 *   Tag Heuer International SA                    2,413,366
                                                       ---------------

               TOTAL SWITZERLAND                            12,379,383
                                                       ===============

               UNITED KINGDOM (9.1%)
               Advertising & Related
               Services (0.8%)
 2,431,600     Aegis Group                                   2,568,226
                                                       ---------------

                       KEYSTONE GLOBAL OPPORTUNITIES FUND

                               SEPTEMBER 30, 1997

  Shares                                                    Value
-----------                                            ---------------

   176,500     Dorling Kindersley Holdings PLC                 822,512
                                                       ---------------

                                                             3,390,738
                                                       ---------------

               Building, Construction &
               Furnishings (0.7%)
   238,310     Berkeley Group (The) PLC                      2,859,005
                                                       ---------------

               Business Equipment &
               Services (1.1%)
   603,916     Capita Group PLC                              2,775,372
   486,132     Corporate Services Group PLC                  1,661,842
                                                       ---------------

                                                             4,437,214
                                                       ---------------

               Electrical Equipment &
               Services (1.2%)
   645,958     Astec (BSR) PLC                               1,312,425
    90,400     Critchley Group PLC                           1,005,813
   581,900     Pressac Holdings PLC                          2,486,532
                                                       ---------------

                                                             4,804,770
                                                       ---------------

               Finance & Insurance (0.7%)
   550,804     Ashtead Group PLC                             2,779,977
                                                       ---------------

               Food & Beverage Products
               (0.5%)
   173,063     Compass Group PLC                             1,903,217
                                                       ---------------

               Healthcare Products &
               Services (0.3%)
   278,703     Westminster Healthcare Holdings,PLC           1,345,979
                                                       ---------------

               Information Services &
               Technology (1.5%)
    56,657     Oxford Molecular                                264,029
   361,100     Parity PLC                                    3,231,619
   210,498     Sage Group PLC (The)                          2,359,025
                                                       ---------------

                                                             5,854,673
                                                       ---------------

               Leisure & Tourism (0.5%)
   168,770     Millennium & Copthorne Hotels PLC             1,175,652
   517,614     Vardon PLC                                      968,197
                                                       ---------------

                                                             2,143,849
                                                       ---------------

               Metals & Mining (0.3%)
   115,205     Powerscreen International PLC                 1,380,257
                                                       ---------------

               Manufacturing - Distributing
               (0.6%)
   383,900     Renishaw PLC                                  2,197,587
                                                       ---------------

               Retailing & Wholesale (0.9%)
   195,800     Games Workshop Group PLC                      2,206,935
   292,303     Harvey Nichols PLC                            1,355,099
                                                       ---------------

                                                             3,562,034
                                                       ---------------

               TOTAL UNITED KINGDOM                         36,659,300
                                                       ===============

               UNITED STATES (57.9%)
               Business Equipment &
               Services (1.2%)
    80,000  *  Equity Corp., International                   1,865,000
    80,000     G & K Services, Inc., Class A                 2,795,000
                                                       ---------------

                                                             4,660,000
                                                       ---------------

               Electrical Equipment &
               Services (3.2%)
    90,000 *   Credence Systems Corp.                        4,398,750
    61,500 *   Electroglas, Inc.                             2,087,156
    69,000 *   General Cable Corp.                           2,449,500
    50,000 *   Kulicke & Soffa Industries, Inc.              2,314,063
    25,600 *   Lattice Semiconductor Corp.                   1,668,000
                                                       ---------------

                                                            12,917,469
                                                       ---------------

               Finance & Insurance (7.3%)
    66,200     Capital Re Corp.                              4,038,200
    39,300     CMAC Investment Corp.                         2,107,463
   100,000     Dime Community Bancorp, Inc.                  2,031,250
   117,700     Everen Capital Corp.                          4,781,562
   160,700 *   First Alliance Co.                            5,031,919

                       KEYSTONE GLOBAL OPPORTUNITIES FUND

                               SEPTEMBER 30, 1997

  Shares                                                    Value
-----------                                            ---------------

    70,000     Frontier Insurance Group                      2,660,000
    61,400     HCC Insurance Holdings, Inc.                  1,630,938
    50,000     Investors Financial Services Corp.            2,081,250
    40,000     Penn America Group, Inc.                        818,750
    68,600     TCF Financial Corp.                           4,008,812
                                                       ---------------

                                                            29,190,144
                                                       ---------------

               Food & Beverage Products
               (0.3%)
    23,700 *   Landrys Seafood Restaurants, Inc.               697,669
    15,100     Worthington Foods, Inc.                         346,356
                                                       ---------------

                                                             1,044,025
                                                       ---------------

               Healthcare Products &
               Services (13.4%)
    69,800     Agouron Pharmaceuticals, Inc.                 3,354,762
   100,500 *   Amylin Pharmaceuticals, Inc.                    851,109
   118,700 *   Bioreliance Corporation                       3,130,713
    93,586 *   Concentra Managed Care, Inc.                  3,313,529
    24,000 *   Cyberonics, Inc.                                386,250
    80,000 *   Cytyc Corp.                                   1,995,000
    75,000 *   Dura Pharmaceuticals, Inc.                    3,285,937
    80,000 *   Guilford Pharmaceuticals, Inc.                2,345,000
   146,737     Health Management Associates, Inc.
                    Cl. A                                    4,640,558
   160,000 *   Idexx Laboratories, Inc.                      2,685,000
    20,000 *   Incyte Pharmacuticals, Inc.                   1,679,375
    40,000 *   Kos Pharmaceuticals, Inc.                     1,430,000
   139,900 *   Lifecore Biomedical, Inc.                     2,518,200
   111,000 *   Neurogen Corp.                                2,983,125
   276,900 *   Norland Medical Systems, Inc.                 2,509,406
    78,600 *   Pediatrix Medical Group, Inc.                 3,468,225
   147,300 *   Perclose, Inc.                                3,259,013
    56,600 *   Spine-Tech, Inc.                              2,133,113
    60,000     Synopsys, Inc.                                2,548,125
    73,600 *   Total Renal Care Holdings, Inc.               3,680,000
    62,500 *   Wesley Jessen Visioncare, Inc.                1,789,063
                                                       ---------------

                                                            53,985,503
                                                       ---------------

               Information Services &
               Technology (12.4%)
    77,800     Asyst Technologies, Inc.                      3,454,806
    75,000 *   Avid Technology, Inc.                         2,423,437
    13,800 *   Brooks Automation, Inc.                         529,575
    88,400 *   Cognex Corp.                                  2,917,200
   112,000 *   Computer Products, Inc.                       3,356,500
    80,300 *   Corsair Communications, Inc.                  1,701,356
    36,400 *   Dataworks Corp.                                 673,400
    89,000 *   Discreet Logic, Inc.                          2,364,063
    30,000 *   EMC Corp.                                     1,751,250
    43,100 *   Intuit, Inc.                                  1,384,588
    31,000 *   JD Edwards & Company                          1,042,375
    58,000 *   JDA Software Group, Inc.                      2,113,375
    20,100 *   Manugistics Group, Inc.                         716,063
   152,500 *   Metacreations Software, Inc.                  2,258,906
    50,000 *   Microchip Technology, Inc.                    2,265,625
   126,500 *   Natural Microsystems Corp.                    4,791,187
    50,000 *   Peoplesoft, Inc.                              2,984,375
   111,000     Project Software & Development,
               Inc.                                          2,559,937
    10,200 *   Qad, Inc.                                       188,063
    70,000 *   Radisys Corp.                                 3,526,250
    78,700 *   Splash Technology Holdings, Inc.              3,079,137
    90,000 *   Vantive Corp.                                 2,165,625
    68,700 *   Xylan Corp.                                   1,517,841
                                                       ---------------

                                                            49,764,934
                                                       ---------------

               Leisure & Tourism (0.7%)
   100,000 *   Sodak Gaming, Inc.                            1,409,375
    61,000 *   Vail Resorts, Inc.                            1,631,750
                                                       ---------------

                                                             3,041,125
                                                       ---------------

               Manufacturing - Distributing
               (2.1%)
    67,200     BMC Industries, Inc.                          2,137,800
   100,000     Roper Industries, Inc.                        3,375,000
    92,100     TriMas Corp.                                  2,809,050
                                                       ---------------

                                                             8,321,850
                                                       ---------------

               Oil / Energy (1.7%)
   100,000     KCS Energy Corp.                              2,950,000
    13,800 *   Nextlink Communications, Inc.                   332,925
    50,000 *   Ocean Energy, Inc.                            3,450,000
                                                       ---------------

                       KEYSTONE GLOBAL OPPORTUNITIES FUND

                               SEPTEMBER 30, 1997

  Shares                                                    Value
-----------                                            ---------------

                                                             6,732,925
                                                       ---------------

               Oil Field Services (4.2%)
    70,000 *   Basin Exploration, Inc.                       1,176,875
    68,400 *   BJ Services Co., Inc.                         5,078,700
    30,000     Devon Energy Corp.                            1,320,000
    80,000     ENSCO International, Inc.                     3,155,000
   104,800 *   Falcon Drilling, Inc.                         3,700,750
    65,000 *   Newpark Resources, Inc.                       2,555,312
                                                       ---------------

                                                            16,986,637
                                                       ---------------

               Other (2.0%)
   150,000 *   Accident Corp.                                4,893,750
    18,200 *   Budget Group, Inc.                              600,600
    11,800 *   Megabios Corporation                            199,125
    14,900     Oakwood Homes Corp.                             422,788
    88,300 *   Rental Service Corp.                          1,981,231
                                                       ---------------

                                                             8,097,494
                                                       ---------------

               Publishing, Broadcasting &
               Entertainment (0.9%)
    46,800     Central Newspapers, Inc.                      3,474,900
                                                       ---------------

               Retailing & Wholesale (2.5%)
   150,000 *   Action Performance Cos., Inc.                 4,350,000
    46,400 *   Central Garden & Pet Co.                      1,418,100
   150,000 *   Fritz Comp, Inc.                              2,217,187
    70,000     Stanhome, Inc.                                2,069,375
                                                       ---------------

                                                            10,054,662
                                                       ---------------

               Telecommunication Services
               & Equipment (5.8%)
    50,000 *   Aspect Telecommunications Corp.               1,159,375
    85,000 *   Concord EFS, Inc.                             2,289,688
    30,600     International Telecomm Systems, Inc.            852,975
    60,000 *   Jacor Communications, Inc.                    2,649,375
   112,200 *   Mcleod USA, Inc.                              4,421,381
   120,000 *   Ortel Corp.                                   2,662,500
    24,100 *   Premiere Technologies, Inc.                     821,659
   100,100 *   Smartalk Teleservices, Inc.                   2,464,963
    70,000 *   U.S. Cellular Corp.                           2,581,250
    65,000 *   Univision Communications, Inc.                3,526,250
                                                       ---------------

                                                            23,429,416
                                                       ---------------

               Textile & Apparel (0.2%)
    23,400 *   Stage Stores Inc.                             1,006,200
                                                       ---------------

               TOTAL UNITED STATES                         232,707,284
                                                       ===============

               TOTAL COMMON STOCKS
                    (Cost---$292,402,995)                 $372,749,722
                                                       ===============

PREFERRED STOCKS (2.6%)
               BRAZIL (2.4%)
               Electrical Equipment &
               Services (0.6%)
47,426,600     Companhia Energetica de Minas
                    Gerais                                   2,649,361
                                                       ---------------

               Finance & Insurance (0.2%)
 1,044,000     Banco Itau                                      674,686
                                                       ---------------

               Manufacturing - Distributing
               (0.3%)
72,696,030     Embraer-Empresa Brasiliera de
                    Aeronautica                              1,061,692
                                                       ---------------

               Telecommunication Services
               & Equipment (1.3%)
 1,846,800     Compania Riograndense de
                    Telecomunica                             2,398,792
 8,550,900     Telecomunicacoes de Rio de Janiero
                    SA                                       1,178,573
 5,947,200     Telesponsora Telefonos Sao Paulo              1,813,175
                                                       ---------------

                                                             5,390,540
                                                       ---------------

               TOTAL BRAZIL                                  9,776,279
                                                       ===============

               UNITED STATES (0.2%)
               Other (0.2%)
    44,500     CorporateFamily Solutions, Inc.                 734,250
                                                       ---------------

               TOTAL PREFERRED STOCKS

                KEYSTONE GLOBAL OPPORTUNITIES FUND

                        SEPTEMBER 30, 1997



                    (cost --- $7,971,664)                                $ 10,510,529
                                                                      ================

   Principal
     Amount                                                                Value

REPURCHASE AGREEMENTS (4.5%)
  $ 18,006,000      Keystone Joint Repurchase Agreement,
                    Investments in repurchase agreements,
                    in a joint trading account purchased
                    9/30/97, 6.15%, maturity value $18,009,034
                    (a) (cost, $18,006,000).                           $       18,006,000
                                                                      ====================

                    TOTAL INVESTMENTS
                         (COST - $318,380,659) (99.8%)                    401,266,251

                    OTHER ASSETS AND LIABILITIES -
                         NET (0.2%)                                           671,569
                                                                      --------------------
                    NET ASSETS (100%)                                   $ 401,937,820
                                                                      ====================

*    Non-income producing securities.

** Securities that may be resold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933. These securities have been determined to be liquid under guidelines established by the Board of Directors.

(a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at September 30, 1997.

LEGEND OF PORTFOLIO ABBREVIATIONS:
ADR - American Depository Receipts


SEE NOTES TO FINANCIAL STATEMENTS.

KEYSTONE GLOBAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS - (continued)
September 30, 1997

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


                                                                                                             Unrealized
Exchange                                                        U.S. Value at           In Exchange         Appreciation
Date                                                           September 30, 1997      for U.S. $          (Depreciation)
-------------------------------------------------------------------------------------------------------------------------
Forward Foreign Currency Exchange Contracts to Buy:
                                      Contracts to Receive
---------------------------------------------------------------------------------
           10/28/97     25,876,528    French Franc                   $ 4,369,932          $ 4,353,386           $ 16,546
           10/28/97  1,688,800,000    Japanese Yen                    14,054,315           13,947,803            106,512
           10/28/97      8,000,740    German Marks                     4,536,866            4,370,079            166,787
           11/24/97      7,780,298    German Marks                     4,419,416            4,342,896             76,520
           10/28/97      9,219,150    Netherlands Guilder              4,640,887            4,469,891            170,996
           11/24/97     10,336,806    Netherlands Guilder              5,212,080            5,121,794             90,286
           10/28/97     10,096,980    Swiss Franc                      6,965,928            6,711,187            254,741
           11/24/97     10,120,022    Swiss Franc                      7,003,190            6,862,428            140,762

Forward Foreign Currency Exchange Contracts to Sell:
                                      Contracts to Deliver
---------------------------------------------------------------------------------
           10/28/97        802,005    Australian Dollar                $ 582,600            $ 592,000            $ 9,400
            9/18/97        546,000    British Pound                      880,425              871,934             (8,491)
           10/28/97     59,519,200    French Franc                    10,051,381            9,700,000           (351,381)
           10/28/97      8,000,740    German Marks                     4,536,866            4,400,000           (136,866)
           11/24/97      7,780,298    German Marks                     4,419,416            4,219,800           (199,616)
           10/1/97       5,157,900    Japanese Yen                        42,744               42,712                (32)
           10/1/97       1,028,328    Japanese Yen                         8,522                8,482                (40)
           10/1/97       7,858,940    Japanese Yen                        65,127               64,822               (305)
           10/2/97       2,970,387    Japanese Yen                        24,616               24,541                (75)
           10/28/97  3,276,416,000    Japanese Yen                    27,266,570           28,600,000          1,333,430
           10/28/97      9,219,150    Netherlands Guilder              4,640,887            4,500,000           (140,887)
           11/24/97     10,336,806    Netherlands Guilder              5,212,080            4,975,000           (237,080)
           10/28/97     10,096,980    Swiss Franc                      6,965,928            6,800,000           (165,928)
           11/24/97     10,120,022    Swiss Franc                      7,003,190            6,710,000           (293,190)


--------------------------------------------------------
Keystone Global Opportunities Fund

FINANCIAL HIGHLIGHTS ---- CLASS A SHARES (For a share outstanding throughout each year)



                                                                                                    Year Ended September 30,
                                                          --------------------------------------------------------------------
                                                                  1997          1996        1995        1994         1993
------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of year                                $24.56(c)     $23.43      $19.42      $18.02       $11.69
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
     Net investment income (loss)                                 (0.17)        (0.06)      (0.16)      (0.04)       (0.14)
     Net realized and unrealized gain (loss) on investments and
        foreign currency related transactions                      1.76          1.19        4.17        1.60         6.47
------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations                           1.59          1.13        4.01        1.56         6.33
------------------------------------------------------------------------------------------------------------------------------
Less distributions from
     Net investment income                                         0             0           0           0            0
     Net realized gain on investments                             (1.25)         0           0          (0.16)        0
------------------------------------------------------------------------------------------------------------------------------
        Total distributions                                       (1.25)         0           0          (0.16)        0
------------------------------------------------------------------------------------------------------------------------------
Net asset value end of year                                      $24.90        $24.56      $23.43      $19.42       $18.02
------------------------------------------------------------------------------------------------------------------------------
Total return(a)                                                    6.95%         4.82%      20.65%       8.74%       54.15%
Ratios/supplemental data
Ratios to average net assets:
     Expenses                                                      1.67%         1.62%       1.83%       2.01%        2.84%
     Expenses excluding indirectly paid expenses                   1.66%         1.60%       1.81%       N/A          N/A
     Expenses excluding fee waivers & expense reimbursements       N/A           N/A         N/A         N/A          N/A
     Net investment income (loss)                                 (0.69%)       (0.53%)     (0.83%)     (0.86%)      (1.72%)
Portfolio turnover rate                                             72%           67%         35%         32%          64%
Average commissions rate paid per share                           $0.0066       $0.0079      N/A         N/A          N/A
------------------------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                              $113,477      $250,427     $94,679     $71,122      $29,942
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------
Keystone Global Opportunities Fund

FINANCIAL HIGHLIGHTS ---- CLASS A SHARES (For a share outstanding throughout each year) (continued)

                                                                                                                 March 16, 1988
                                                                                                                (Commencement of
                                                                  ------------------------------------------     Operations) to
                                                                    1992        1991        1990        1989   September 30, 1988
---------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of year                                  $12.89       $9.89      $11.17       $9.77         $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
     Net investment income (loss)                                   (0.08)       0.17        0.19        0.09           0.05
     Net realized and unrealized gain (loss) on investments and
        foreign currency related transactions                        0.23        3.06       (1.27)       1.66          (0.28)
---------------------------------------------------------------------------------------------------------------------------------
        Total from investment operations                             0.15        3.23       (1.08)       1.75          (0.23)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions from
     Net investment income                                           0          (0.23)      (0.12)      (0.09)          0
     Net realized gain on investments                               (1.35)       0          (0.08)      (0.26)          0
---------------------------------------------------------------------------------------------------------------------------------
        Total distributions                                         (1.35)      (0.23)      (0.20)      (0.35)          0
---------------------------------------------------------------------------------------------------------------------------------
Net asset value end of year                                        $11.69      $12.89       $9.89      $11.17          $9.77
---------------------------------------------------------------------------------------------------------------------------------
Total return(a)                                                      1.81%      32.71%      (9.65%)     16.94%         (1.20%)
Ratios/supplemental data
Ratios to average net assets:
     Expenses                                                        2.50%       2.03%       2.00%       2.00%          1.50%(b)
     Expenses excluding indirectly paid expenses                     N/A         N/A         N/A         N/A            N/A
     Expenses excluding fee waivers & expense reimbursements         N/A         3.67%       7.77%      13.06%          5.54%(b)
     Net investment income (loss)                                   (0.69%)      1.49%       1.80%       0.86%          1.42%(b)
Portfolio turnover rate                                               75%        134%         51%         13%            19%
Average commissions rate paid per share                              N/A         N/A         N/A         N/A            N/A
---------------------------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                 $10,859      $2,159      $1,519      $1,378         $1,082
---------------------------------------------------------------------------------------------------------------------------------
(a) Excluding applicable sales charges.
(b) Annualized.
(c) Calculation based on average shares outstanding during the period.
---------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

---------------------------------------------------------
Keystone Global Opportunities Fund

FINANCIAL HIGHLIGHTS ---- CLASS B SHARES (For a share outstanding throughout each year)


                                                                                                                  February 1, 1993
                                                                       Year Ended September 30,                   (Date of Initial
                                                            ---------------------------------------------------- Public Offering) to
                                                                 1997         1996         1995          1994     September 30, 1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of year                              $23.92(c)     $23.00       $19.20        $17.95          $14.04
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
     Net investment loss                                        (0.32)        (0.21)       (0.25)        (0.15)          (0.04)
     Net realized and unrealized gain on investments and
        foreign currency related transactions                    1.68          1.13         4.05          1.56            3.95
------------------------------------------------------------------------------------------------------------------------------------
          Total from investment operations                       1.36          0.92         3.80          1.41            3.91
------------------------------------------------------------------------------------------------------------------------------------
Less distributions from
     Net realized gain on investments                           (1.25)         0            0            (0.16)           0
------------------------------------------------------------------------------------------------------------------------------------
          Total distributions                                   (1.25)         0            0            (0.16)           0
------------------------------------------------------------------------------------------------------------------------------------
Net asset value end of year                                    $24.03        $23.92       $23.00        $19.20          $17.95
------------------------------------------------------------------------------------------------------------------------------------
Total return(a)                                                  6.14%         4.00%       19.79%         7.93%          27.85%
Ratios/supplemental data
Ratios to average net assets:
     Expenses                                                    2.46%         2.40%        2.58%         2.83%           3.35%(b)
     Expenses excluding indirectly paid expenses                 2.44%         2.38%        2.56%         N/A             N/A
     Net investment loss                                        (1.45%)       (1.37%)      (1.59%)       (1.61%)         (1.86%)(b)
Portfolio turnover rate                                           72%           67%          35%           32%             64%
Average commissions rate paid per share                         $0.0066       $0.0079       N/A           N/A             N/A
------------------------------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                            $238,936      $385,839     $238,320      $131,695         $15,534
------------------------------------------------------------------------------------------------------------------------------------
(a) Excluding applicable sales charges.
(b) Annualized.
(c) Calculation based on average shares outstanding during the period.

------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

-----------------------------------------------------------------
Keystone Global Opportunities Fund

FINANCIAL HIGHLIGHTS ---- CLASS C SHARES (For a share outstanding throughout each year)

                                                                                                                   February 1, 1993
                                                                      Year Ended September 30,                     (Date of Initial
                                                            ---------------------------------------------------  Public Offering) to
                                                              1997          1996           1995          1994     September 30, 1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value beginning of year                            $23.97(c)     $23.04        $19.26        $17.99            $14.04
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
     Net investment loss                                      (0.33)        (0.24)        (0.27)        (0.15)            (0.04)
     Net realized and unrealized gain on investments and
        foreign currency related transactions                  1.68          1.17          4.05          1.58              3.99
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                        1.35          0.93          3.78          1.43              3.95
------------------------------------------------------------------------------------------------------------------------------------
Less distributions from
     Net realized gain on investments                         (1.25)         0             0            (0.16)             0
------------------------------------------------------------------------------------------------------------------------------------
       Total distributions                                    (1.25)         0             0            (0.16)             0
------------------------------------------------------------------------------------------------------------------------------------
Net asset value end of year                                  $24.07        $23.97        $23.04        $19.26            $17.99
------------------------------------------------------------------------------------------------------------------------------------
Total return(a)                                                6.08%         4.04%        19.63%         8.02%            28.13%
Ratios/supplemental data
Ratios to average net assets:
     Expenses                                                  2.45%         2.40%         2.58%         2.85%             3.04%(b)
     Expenses excluding indirectly paid expenses               2.43%         2.38%         2.56%         N/A               N/A
     Net investment loss                                      (1.48%)       (1.38%)       (1.59%)       (1.62%)           (1.55%)(b)
Portfolio turnover rate                                         72%           67%           35%           32%               64%
Average commissions rate paid per share                       $0.0066       $0.0079         N/A           N/A               N/A
------------------------------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                           $49,524       $124,549       $86,339       $50,535            $6,217
------------------------------------------------------------------------------------------------------------------------------------
(a) Excluding applicable sales charges.
(b) Annualized.
(c) Calculation based on average shares outstanding during the period.

--------------------------------------------------------------------------------
See Notes to Financial Statements.

-----------------------------------------------------------------
Keystone Global Opportunities Fund

FINANCIAL HIGHLIGHTS ---- CLASS Y SHARES
(For a share outstanding throughout the period)


                                                                       January 13, 1997
                                                                       (Date of Initial
                                                                     Public Offering) to
                                                                      September 30, 1997
----------------------------------------------------------------------------------------
Net asset value beginning of period                                        $23.05
----------------------------------------------------------------------------------------
Income from investment operations
     Net investment income                                                  (0.28)
     Net realized and unrealized gain on investments and
        foreign currency related transactions                                2.47
----------------------------------------------------------------------------------------
       Total from investment operations                                      2.19
----------------------------------------------------------------------------------------
Less distributions from
     Net realized gain on investments                                        0
----------------------------------------------------------------------------------------
       Total distributions                                                   0
----------------------------------------------------------------------------------------
Net asset value end of period                                              $25.24
----------------------------------------------------------------------------------------
Total return                                                                 9.50%
Ratios/supplemental data
Ratios to average net assets:
     Expenses                                                                1.42%(a)
     Expenses excluding indirectly paid expenses                             1.42%(a)
     Net investment loss                                                    (1.22%)(a)
Portfolio turnover rate                                                         72%
Average commissions rate paid per share                                     $0.0066
----------------------------------------------------------------------------------------
Net assets end of period (thousands)                                        $0
----------------------------------------------------------------------------------------
(a) Annualized.

----------------------------------------------------------------------------------------
See Notes to Financial Statements.

------------------------------------------------------------------
KEYSTONE GLOBAL OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997

----------------------------------------------------------------------------------------------------------------------
ASSETS
     Investments at value (identified cost - $318,380,659)                                               $401,266,251
     Foreign currency holdings (identified cost - $486,842)                                                   484,850
     Cash                                                                                                         650
     Receivable for Fund shares sold                                                                        2,368,763
     Unrealized appreciation on forward foreign currency exchange contracts                                 2,365,980
     Receivable for investments sold                                                                        2,111,047
     Dividends and interest receivable                                                                        332,354
     Foreign tax reclaim receivable                                                                           180,915
     Prepaid expenses and other assets                                                                         33,413
----------------------------------------------------------------------------------------------------------------------
        Total assets                                                                                      409,144,223
----------------------------------------------------------------------------------------------------------------------
LIABILITIES
     Payable for Fund shares redeemed                                                                       2,552,910
     Payable for investments purchased                                                                      2,451,679
     Unrealized depreciation on forward foreign currency exchange contracts                                 1,533,891
     Due to related parties                                                                                   314,074
     Foreign taxes to be withheld                                                                              47,043
     Accrued expenses and other liabilities                                                                   306,806
----------------------------------------------------------------------------------------------------------------------
        Total liabilities                                                                                   7,206,403
----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                               $401,937,820
----------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY
     Paid-in-capital                                                                                     $302,639,005
     Accumulated net investment loss                                                                         (966,557)
     Accumulated net realized gain on investments and foreign currency related transactions                16,546,267
     Net unrealized appreciation on investments and foreign
        currency related transactions                                                                      83,719,105
----------------------------------------------------------------------------------------------------------------------
       TOTAL NET ASSETS                                                                                  $401,937,820
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
     CLASS A SHARES
        Net assets of ($113,477,420 / 4,556,835 shares outstanding)                                               $24.90
        Offering price (based on sales charge of 4.75%)                                                           $26.14
     CLASS B SHARES
        Net assets of ($238,936,130 / 9,942,489 shares outstanding)                                               $24.03
     CLASS C SHARES
        Net assets of ($49,524,245 / 2,057,099 shares outstanding)                                                $24.07
     CLASS Y SHARES
        Net assets of ($25 / 1 share outstanding)                                                                 $25.24
----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
Keystone Global Opportunities Fund

STATEMENT OF OPERATIONS
Year Ended September 30, 1997
--------------------------------------------------------------------------------


Investment income
     Dividends (net of foreign withholding tax of $624,150)                                                       $4,353,325
     Interest                                                                                                        959,006
-----------------------------------------------------------------------------------------------------------------------------
        Total income                                                                                               5,312,331
-----------------------------------------------------------------------------------------------------------------------------
Expenses
     Management fee                                                                            $5,048,808
     Distribution Plan expenses                                                                 4,132,784
     Transfer agent fees                                                                        1,901,832
     Custodian fees                                                                               449,481
     Printing                                                                                     172,317
     Registration fees                                                                            156,231
     Administrative service fees                                                                   73,452
     Trustees fees                                                                                 49,845
     Professional fees                                                                             35,120
     Other                                                                                         29,633
-----------------------------------------------------------------------------------------------------------------------------
        Total expenses                                                                         12,049,503
     Less:  Indirectly paid expenses                                                              (82,148)
-----------------------------------------------------------------------------------------------------------------------------
        Net expenses                                                                                              11,967,355
-----------------------------------------------------------------------------------------------------------------------------
     Net investment loss                                                                                          (6,655,024)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign  currency related transactions
     Net realized gain on investments                                                          49,817,055
     Net realized loss on foreign currency related transactions                               (23,021,692)
-----------------------------------------------------------------------------------------------------------------------------
     Net realized gain on investments and foreign currency
          related transactions                                                                                    26,795,363
-----------------------------------------------------------------------------------------------------------------------------
     Net change in unrealized appreciation (depreciation) on investments and foreign
          currency related transactions                                                                           (6,946,269)
-----------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain on investments and foreign currency related transactions                    19,849,094
----------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets resulting from operations                                                        $13,194,070
----------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
See Notes to Financial Statements.

-----------------------------------------------
Keystone Global Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                    Year Ended September 30,
                                                                                           ----------------------------------
                                                                                                 1997                1996
-----------------------------------------------------------------------------------------------------------------------------
Operations
     Net investment loss                                                                      ($6,655,024)       ($6,922,836)
     Net realized gain on investments and foreign currency
        related transactions                                                                   26,795,363         40,623,123
     Net change in unrealized appreciation (depreciation) on investments
        and foreign currency related transactions                                              (6,946,269)        (8,332,501)
-----------------------------------------------------------------------------------------------------------------------------
        Net increase in net assets resulting from operations                                   13,194,070         25,367,786
-----------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from Net realized gain on investments:
        Class A Shares                                                                        (11,550,719)                 0
        Class B Shares                                                                        (19,127,005)                 0
        Class C Shares                                                                         (6,057,525)                 0
-----------------------------------------------------------------------------------------------------------------------------
        Total distributions to shareholders                                                   (36,735,249)                 0
-----------------------------------------------------------------------------------------------------------------------------
Capital share transactions
     Proceeds from shares sold                                                                 72,496,510        529,168,793
     Net asset value of shares issued in reinvestment of distributions                         29,860,344                  0
     Payments for shares redeemed                                                            (437,692,552)      (213,060,012)
-----------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets resulting from capital share transactions      (335,335,698)       316,108,781
-----------------------------------------------------------------------------------------------------------------------------
              Total increase (decrease) in net assets                                        (358,876,877)       341,476,567
-----------------------------------------------------------------------------------------------------------------------------
Net assets
     Beginning of year                                                                        760,814,697        419,338,130
-----------------------------------------------------------------------------------------------------------------------------
     End of year [including accumulated net investment loss
        as follows - 1997 - ($966,557) and 1996 - ($836,743)]                                $401,937,820       $760,814,697
----------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------
See Notes to Financial Statements.

KEYSTONE GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES

Keystone Global Opportunities Fund, (the "Fund") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company.

 The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994. The Fund's investment objective is capital growth.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein.
Actual results could differ from these estimates.

A.  VALUATION OF SECURITIES
The Fund values investments traded on an established exchange on the basis of the last sales price on the exchange where primarily traded. The Fund values securities traded in the over-the-counter market at the mean between the bid and asked prices. Securities for which market quotations are not available, including restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B.  REPURCHASE AGREEMENTS
The Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. The Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other funds managed by Keystone Investment Management Company ("Keystone"), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C.  FOREIGN CURRENCY

The books and records of the Fund are maintained in United States ("U.S.") dollars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, assets and liabilities at the daily rate of exchange; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from changes in foreign currency exchange rates is a component of net unrealized appreciation (depreciation) on investments and foreign currency related transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions and foreign currency related transactions and is included in realized gain (loss) on foreign currency related transactions. Foreign currency gains and losses resulting from the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received is reflected in dividend and interest income. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain (loss) on foreign currency related transactions.

D.  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabilities. Forward contracts are recorded at the forward rate and are marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gain (loss) on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward contracts involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

E.  SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Foreign income may be subject to foreign withholding taxes which are accrued as applicable. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued as applicable.

F.  FEDERAL INCOME TAXES
The Fund has qualified and intends to qualify in the future as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund will not incur any federal income tax liability since it is expected to distribute all of its net investment company taxable income and net taxable capital gains, if any, to its shareholders. The Fund also intends to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income or excise tax is required.

G.  DISTRIBUTIONS
The Fund distributes net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance income tax regulations are primarily due differing treatment of net operating losses generated by the Fund.

H.  CLASS ALLOCATIONS
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

(2.)  CAPITAL SHARE TRANSACTIONS
The Fund has an unlimited number of shares of beneficial interest with no par value authorized. Shares of beneficial interest of the Fund are currently divided into Class A, Class B, Class C, and Class Y. Transactions in shares of the Fund were as follows:



                                                             Year Ended September 30,
                                                             ------------------------
                                                    1997                                   1996
                                      ---------------------------------       --------------------------------
CLASS A                                   Shares           Amount                 Shares          Amount
--------------------------------------------------------------------------------------------------------------
Shares sold                                1,724,686        40,645,838            11,443,628      279,189,973

Shares issued in
  reinvestment of distributions              293,025         6,669,240                     0                0

Shares redeemed                          (7,656,939)     (176,796,539)             (5,288,523)    (132,731,601)
--------------------------------------------------------------------------------------------------------------
Net increase(decrease)                   (5,639,228)     (129,481,461)             6,155,105      146,458,372
--------------------------------------------------------------------------------------------------------------

CLASS B
--------------------------------------------------------------------------------------------------------------

Shares sold                                1,025,563        23,070,741             8,250,300      192,961,888

Shares issued in
  reinvestment of distributions              798,355        17,651,626                     0                0

Shares redeemed                          (8,009,248)     (177,499,072)           (2,485,770)     (57,472,755)
--------------------------------------------------------------------------------------------------------------
Net increase(decrease)                   (6,185,330)     (136,776,705)             5,764,530      135,489,133
--------------------------------------------------------------------------------------------------------------

CLASS C
--------------------------------------------------------------------------------------------------------------

Shares sold                                  390,436         8,779,908             2,429,734       57,016,932

Shares issued in
  reinvestment of distributions              250,089         5,539,478                     0                0

Shares redeemed                          (3,780,382)      (83,396,941)             (980,684)     (22,855,656)
--------------------------------------------------------------------------------------------------------------
Net increase(decrease)                   (3,139,857)      (69,077,555)           (1,449,050)     (34,161,276)
--------------------------------------------------------------------------------------------------------------

CLASS Y                                  January 13, 1997 (Date of
                                          Initial Public Offering)
                                         through September 30, 1997
--------------------------------------------------------------------------------------------------------------

Shares sold                                        1                23                     0                0
--------------------------------------------------------------------------------------------------------------



(3.)  SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and foreign cash) for the year ended September 30, 1997 were $373,517,884 and $734,655,169, respectively. On September 30, 1997, the cost of investments for federal income tax purposes was $318,481,962, gross unrealized appreciation of investments was $96,177,617 and gross unrealized depreciation of investments was $13,393,328 resulting in net unrealized appreciation of $82,784,289 for federal income tax purposes.

(4.)  DISTRIBUTION PLAN

Evergreen Keystone Distributor, Inc. ("EKD"), a wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as principal underwriter to the Fund. Prior to December 11, 1996, Evergreen Keystone Investment Services, Inc. ("EKIS"), a wholly-owned subsidiary of Keystone, served as the Fund=s principal underwriter.

The Fund has adopted Distribution Plans for each class of shares, except Class Y, as allowed by Rule 12b-1 of the 1940 Act. Distribution Plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-dealers who sell shares of the fund, are paid by shareholders through expenses called "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to 0.25% of the average daily net asset of the class. Class B and Class C also presently pay distribution fees equal to 0.75% of the average daily net assets of the Class. Distribution Plan expenses are calculated daily and paid monthly.

With respect to Class B and Class C shares, the principal underwriter may pay distribution costs greater than the allowable annual amounts the Fund is permitted to pay. The Fund may reimburse the principal underwriter for such excess amounts in later years with annual interest at the prime rate plus 1.00%.

During the year ended September 30, 1997, amounts paid to EKD and/or EKIS pursuant to each Fund=s Class A, Class B and Class C Distribution Plans were $371,892, $2,946,506, and $814,386, respectively.

Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, after the termination of any Distribution Plan, and subject to the discretion of the Independent Trustees, payments to EKIS and/or EKD may continue as compensation for services which had been provided while the Distribution Plan was in effect.

EKD intends, but is not obligated, to continue to pay distribution costs that exceed the current annual payments from the Fund. EKD intends to seek full payment of such distribution costs from the Fund at such time in the future as, and to the extent that, payment thereof by the Class B or Class C shares would be within permitted limits.

Contingent deferred sales charges paid by redeeming shareholders are paid to EKD or its predecessor.

(5.)  INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS
Keystone Investment Management Company ("Keystone"), a subsidiary of First Union Corporation ("First Union"), is the investment advisor for the Fund. In return for providing investment management and administrative services to the Fund, the Fund pays Keystone a management fee, that is calculated daily and paid monthly. The management fee is determined by applying percentage rates starting at 1.00% and declining as net assets increase to 0.75% per annum, to the average daily net asset value of the Fund.

During the year ended September 30, 1997, the Fund paid or accrued $73,452, to Keystone for certain administrative services.

Evergreen Keystone Services Company ("EKSC"), a wholly-owned subsidiary of Keystone, serves as the transfer and dividend disbursing agent for the Fund.

BISYS Fund Services, Inc. ("BISYS"), an affiliate of EKD, serves as the Fund's sub-administrator. As sub-administrator, BISYS provides the officers of the Fund. For this service, BISYS is paid a fee by Keystone, which is not a Fund expense.

Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.

(6.)  EXPENSE OFFSET ARRANGEMENT
The Fund has entered into an expense offset arrangement with its custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets

INDEPENDENT AUDITORS' REPORT

The Trustees and Shareholders
Keystone Global Opportunities Fund


We have audited the accompanying statement of assets and liabilities of Keystone Global Opportunities Fund, including the schedule of investments, as of September 30, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the nine-year period then ended and the period from March 16, 1988 (Commencement of Operations) to September 30, 1988 for Class A shares, for each of the years in the four-year period ended September 30, 1997 and for the period from February 1, 1993 (Date of Initial Public Offering) to September 30, 1993 for Class B and Class C shares and for the period from January 13, 1997 (Date of Initial Public Offering) to September 30, 1997 for Class Y shares. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Keystone Global Opportunities Fund as of September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods specified in the first paragraph above in conformity with generally accepted accounting principles.






                                                           KPMG Peat Marwick LLP
Boston, Massachusetts
October 31, 1997